INCOME TAX (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income (loss) before income taxes	$ 66,926,065	$ 47,909,081	$ 35,219,424
PRC [Member]
Income (loss) before income taxes	70,490,625	49,016,069	37,710,514
Non-PRC [Member]
Income (loss) before income taxes	$ (3,564,560)	$ (1,106,988)	$ (2,491,090)